Stockholders' equity (Details) - USD ($)					3 Months Ended	12 Months Ended
	Jan. 29, 2015	Sep. 19, 2014	Aug. 06, 2014	Dec. 09, 2010	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jul. 07, 2015	Dec. 30, 2014	Oct. 03, 2014	Dec. 31, 2013	Jun. 13, 2011
Class of Stock [Line Items]
Warrants Expiration Term				5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0.60
Proceeds from Issuance of Common Stock						$ 0	$ 3,266,275
Stock repurchase program, number of shares authorized to be repurchased (shares)		1,000,000
Stock repurchase program, authorized amount		$ 1,100,000
Stock repurchase program, period in force		24 months
Share repurchase program, maximum authorized purchase price per share (usd per share)		$ 1.30
Share repurchase program (shares)						235,906	588,073
Stock repurchased during period, average price per share (usd per share)						$ 0.55	$ 0.80
Ownership percentage by IN Holdings, Inc. (percent, less than)	5.00%
Fair value of common stock issued in conjunction with exchange of EuroSite common stock						$ 0
Common stock, shares outstanding						50,684,095	52,140,001
Expected life						6 years 3 months	6 years 3 months
Share-based Compensation						$ 222,130	$ 310,900
Fair Value Assumptions Risk Free Interest Rate						2.09%	2.03%
Expected volatility						72.90%	68.80%
American DG Energy
Class of Stock [Line Items]
Number of Shares Authorized						8,000,000
Allocated Share-based Compensation Expense						$ 222,128	$ 310,900
Total Compensation Cost Not yet Recognized						$ 212,575	$ 696,870
Nonvested Awards, Weighted Average Period That Total Compensation Costs Will Be Recognized							2 years 6 months
Number of Non-qualified Options Issued in Period							1,049,000
Nonqualified option, exercise price per share Granted Lower Range (usd per share)						$ 0.29	$ 0.52
Nonqualified option, exercise price per share Granted Upper Range (usd per share)						$ 0.52	$ 2.18
Options Issued, Fair Value						$ 53,195	$ 678,570
Options Granted in Period, Weighted Average Grant Date Fair Value						$ 0.27	$ 0.63
Number of Options Granted (in shares)						200,000
Weighted Average Exercise Price Granted (usd per share)						$ 0.41
Number of Options Outstanding (in shares)						2,478,000	3,119,000
American DG Energy | Stock Options
Class of Stock [Line Items]
Options, expiration period						10 years
American DG Energy | Minimum
Class of Stock [Line Items]
Vesting Period						4 years
American DG Energy | Minimum | Stock Options
Class of Stock [Line Items]
Vesting Period						4 years
American DG Energy | Maximum
Class of Stock [Line Items]
Vesting Period						10 years
EuroSite Power
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										1,164,000
Vesting Period						4 years
Nonvested Awards, Weighted Average Period That Total Compensation Costs Will Be Recognized						2 years 11 months 9 days
Capital Shares Reserved for Future Issuance						390,000
Share-based Compensation						$ 77,059
Number of Options Granted (in shares)						400,000
Number of Options Outstanding (in shares)						4,110,000	4,305,000
Total Compensation Cost Not yet Recognized, Stock Options						$ 90,202
EuroSite Power | Stock Compensation Plan
Class of Stock [Line Items]
Number of Shares Authorized												4,500,000
EuroSite Power | Stock Options
Class of Stock [Line Items]
Vesting Period						4 years	4 years
Options, expiration period						10 years	10 years
Option exercise price, lower range (usd per share)							$ 0.40
Option exercise price, upper range (usd per share)							$ 0.89
Expected life						6 years 3 months	6 years 3 months
Options Granted in Period, Weighted Average Grant Date Fair Value						$ 0.24	$ 0.25
Option grants in period						400,000	520,000
Fair value of option grants						$ 96,220	$ 129,083
Weighted Average Exercise Price Granted (usd per share)						$ 0.70	$ 0.65
Fair Value Assumptions Risk Free Interest Rate						2.10%	2.10%
Expected volatility						31.08%	34.40%
American DG New York, LLC
Class of Stock [Line Items]
Ownership percentage by IN Holdings, Inc. (percent, less than)					49.00%
Shares issued to acquire additional noncontrolling interest (shares)					100,000
Stock Issued During Period, Value, Purchase of Assets, Fair Value					$ 63,000
Director | American DG Energy
Class of Stock [Line Items]
Number of Non-qualified Options Issued in Period							20,000
Employee | EuroSite Power | Stock Options
Class of Stock [Line Items]
Option grants in period						25,000
Director
Class of Stock [Line Items]
Interest rate								6.00%
Note payable, related party								$ 1,000,000
Executive Officer | EuroSite Power | Stock Options
Class of Stock [Line Items]
Option grants in period						375,000
Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			2,650,000
Share repurchase program (shares)						235,906	588,073
Stock Repurchased and Retired During Period, Shares	(1,320,000)
Fair value of common stock issued in conjunction with exchange of EuroSite common stock						$ (1,320)
Common stock, shares outstanding						50,684,095	52,140,001				49,817,920
Noncontrolling Interest
Class of Stock [Line Items]
Fair value of common stock issued in conjunction with exchange of EuroSite common stock						$ 0
Three And Five Year Warrants
Class of Stock [Line Items]
Proceeds from Issuance of Common Stock			$ 3,269,275
Three Year Warrants
Class of Stock [Line Items]
Warrants Expiration Term			3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			2,829,732
Five Year Warrants
Class of Stock [Line Items]
Warrants Expiration Term			5 years
Class of Warrant or Right, Outstanding			112,538
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.89
Expire in Ten Years | American DG Energy | Stock Options
Class of Stock [Line Items]
Number of Non-qualified Options Issued in Period							280,000
Options, expiration period							10 years
Expire in Five Years | American DG Energy | Stock Options
Class of Stock [Line Items]
Number of Non-qualified Options Issued in Period							150,000
Options, expiration period							5 years
Grant One | Executive Officer | EuroSite Power | Stock Options
Class of Stock [Line Items]
Expected life							6 years 3 months
Option grants in period							220,000
Fair value of option grants							$ 75,358
Weighted Average Exercise Price Granted (usd per share)							$ 0.89
Fair Value Assumptions Risk Free Interest Rate							2.18%
Expected volatility							35.10%
Grant Two | Executive Officer | EuroSite Power | Stock Options
Class of Stock [Line Items]
Expected life							6 years 3 months
Option grants in period							200,000
Fair value of option grants							$ 39,530
Weighted Average Exercise Price Granted (usd per share)							$ 0.52
Fair Value Assumptions Risk Free Interest Rate							2.02%
Expected volatility							34.90%
Grant Three | Executive Officer | EuroSite Power | Stock Options
Class of Stock [Line Items]
Expected life							6 years 3 months
Option grants in period							100,000
Fair value of option grants							$ 14,194
Weighted Average Exercise Price Granted (usd per share)							$ 0.40
Fair Value Assumptions Risk Free Interest Rate							2.11%
Expected volatility							31.70%
Director Loan [Member] | EuroSite Power
Class of Stock [Line Items]
Interest rate									1.85%
Director Loan [Member] | Director | EuroSite Power
Class of Stock [Line Items]
Proceeds from note payable		$ 3,000,000
Prepayments of note payable						1,000,000
Note payable, related party						2,000,000
Accrued interest						28,000
Equity Exchange Agreement [Member] | IN Holdings Corp
Class of Stock [Line Items]
Stock Repurchased and Retired During Period, Shares	1,320,000
Noncontrolling Interest, Increase from Sale of Parent Equity Interest, Shares	1,320,000
Fair value of common stock issued in conjunction with exchange of EuroSite common stock	$ 1,320
Discontinued Operations | Noncontrolling Interest
Class of Stock [Line Items]
Fair value of common stock issued in conjunction with exchange of EuroSite common stock						$ 16,570